Property and Equipment, Net	12 Months Ended
Feb. 28, 2026
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the followings:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Construction and buildings	116,070	116,456	16,981
Leasehold improvement	8,827	9,671	1,410
Motor vehicles	1,634	1,634	238
Electronic equipment	4,334	4,134	603
Office equipment & furniture	6,787	6,832	996
Construction in progress	471	—	—
Total	138,123	138,727	20,228
Less: accumulated depreciation	12,895	18,153	2,646
Property and equipment, net	125,228	120,574	17,582

The construction and buildings as of February 28, 2025 and 2026, are mainly the study camps in Wuyuan, Jiangxi, which were mainly completed in July 2024 and November 2024.

For the years ended February 29, 2024, February 28, 2025 and 2026, depreciation expenses were RMB3,735, RMB3,617 and RMB6,242 (US$910), respectively.

The Group recorded impairment loss for property and equipment of RMB3,674 ,nil and nil for the years ended February 29, 2024, February 28, 2025 and 2026, respectively. The impairment loss for the year ended February 29, 2024 arose as a result of the plan to cease the operation of several study camps.